Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Use of estimates:

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair value and useful lives of intangible assets, fair value of earn-out liabilities, valuation allowance on deferred tax assets, income tax uncertainties, fair values of stock-based awards, other contingent liabilities and estimates used in applying the revenue recognition policy. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars:

b.	Financial statements in U.S. dollars:

Cyren’s revenues, and certain of its subsidiary’s revenues, are generated mainly in U.S. dollars. In addition, most of their costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which Cyren and certain of its subsidiaries operate. Thus, the functional and reporting currency of Cyren and certain of its subsidiaries is the U.S. dollar.

Cyren and certain subsidiaries’ transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Cyren and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Restricted deposits:

e.	Restricted deposits:

The Company maintains certain deposits amounts restricted as to withdrawal or use. On December 31, 2016, the Company maintained a balance of $228 which is restricted and is held as collateral for a bank guarantee and a letter of credit provided to the lessors of two of the Company’s offices. Restricted deposits are presented within the long-term restricted lease deposits balance.

Investment in affiliates:

f.	Investment in affiliates:

The Company’s investments in affiliated companies comprises of investments in which the Company owns less than 20.0% or in which the Company cannot exercise significant influence over the affiliates’ operating and financial policies. These investments are stated at cost.

The investment in affiliate balance has been zero since December 31, 2013 and no new investments were made during the years ended December 31, 2014, 2015 and 2016.

Property and equipment:
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7.0 – 20.0
Leasehold improvements	Over the shorter of the term of the lease or the life of the assets

Intangible assets:
h.	Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 15 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Technology, Intellectual Property and Trademark are amortized over their estimated useful lives on a straight-line basis.

Impairment of long-lived assets:

i.	Impairment of long-lived assets:

The Company’s long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360 “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of these assets is measured by comparison of the carrying amount of each asset group to the future undiscounted cash flows the asset group is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2014 through 2016, no impairment losses have been identified.

Goodwill

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test. Accordingly, the Company elected to proceed directly to the first step of the quantitative goodwill impairment test and compares the fair value of the reporting unit with its carrying value.

For each of the three years in the period ended December 31, 2016, no impairment losses have been identified.

Fair value measurements:

k.	Fair value measurements:

The carrying amounts of cash and cash equivalents, trade receivables, prepaid expenses, other receivables and trade payables, approximate their fair values due to the short-term maturities of such financial instruments.

The Company measures its earn-out consideration at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tiered fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s earn-out considerations are classified within Level 3. The valuation methodology used by the Company to calculate the fair value of the earn-out considerations is the discounted cash-flow method. The assumptions used in the valuation of the earn-out considerations during the three-year period ending December 31, 2015 included forecasted future revenues and a weighted average cost of capital of 14.32% - 18.45%.

As of December 31, 2016, there are no unobservable inputs remaining which are related to the liability as the period for determining the earn-out consideration value ended as of December 31, 2015. The value as of December 31, 2016 represents the remaining actual undiscounted cash-flow that is expected from the earn-out consideration, including accrued interest expenses through December 31, 2016.

Revenue recognition:
l.	Revenue recognition:

The Company derives its revenues from the sale of real-time cloud-based services for each of Cyren’s email security, web security, antimalware and advanced threat protection offerings. The Company sells its solutions primarily through OEMs which are considered end-users and also sells complete security services directly to enterprises.

Revenue is recognized when there is persuasive evidence of an arrangement, the service has been rendered, the collection of the fee is probable and the amount of fees to be paid by the customer is fixed or determinable.

Revenues from such services are recognized ratably over the contractual service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues. Such revenues are recognized ratably over the term of the related agreement.

Research and development costs, net:
m.	Research and development costs, net:
Research and development costs are charged to statements of operations as incurred.
Capitalized technology:
n.	Capitalized technology:

The Company capitalizes development costs incurred during the application development stage which are related to internal-use technology that supports its security services. Costs related to preliminary project activities and post implementation activities are expensed as incurred as research and development costs on the statements of operations. Capitalized internal-use technology is included in intangible assets on the balance sheet and is amortized on a straight-line basis over its estimated useful life, which is generally one to three years. Amortization expenses are recognized under cost of goods sold. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Government grants:
o.	Government grants:

The Company receives government grants for funding certain approved research and development projects. These grants are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. The deduction in research and development costs due to government grants amounted to $852, $800 and $516 in 2016, 2015 and 2014, respectively.

Concentrations of credit risk:

p.	Concentrations of credit risk:

The Company has no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables. The majority of the Company’s cash and cash equivalents are invested in dollars and are deposited in major banks in the United States, Germany, Iceland and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The provision for doubtful accounts amounted $560 and $752 at December 31, 2016 and 2015, respectively. Bad debt benefit for each of the years ended December 31, 2016, 2015 and 2014 was $4, $314 and $73, respectively.

Accounting for stock-based compensation:

q.	Accounting for stock-based compensation:

ASC 718 - “Compensation-stock Compensation”- (“ASC 718”) requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expense for the value of its awards on a straight-line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50,“Equity Based Payments to Non-Employees” (“ASC 505-50”), with respect to options issued to non-employees.

The fair value for options granted to employees and directors in 2016, 2015 and 2014 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

	Year ended December 31,
Stock options	2016	2015	2014

Volatility	48%-50%	42%-48%	38%-42%
Risk-free interest rate	0.8%-1.4%	1.1%-1.2%	1.0%-1.7%
Dividend yield	0%	0%	0%
Expected term (years)	3.4-4.0	3.4-3.9	3.3-4.9

Basic and diluted loss per share:
r.	Basic and diluted loss per share:

Basic loss per share has been computed using the weighted-average number of ordinary shares outstanding during the year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus the weighted average number of dilutive potential ordinary shares considered outstanding during the year.

In 2016, 2015 and 2014 there is no difference between the denominator of basic and diluted loss per share.

The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted loss per share, since it would have an anti-dilutive effect, was 6,793,764, 6,402,517 and 5,837,758 for 2016, 2015 and 2014, respectively.

Severance pay:

s.	Severance pay:

The Company’s liability for severance pay in Israel is calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company’s balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Effective October, 2014, the Company’s agreements with new employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payment is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expense for the years ended December 31, 2016, 2015 and 2014 was $87, $53 and $26, respectively.

Treasury shares:

t.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction in shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon issuance of shares upon acquisitions. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to accumulated deficit.

Income taxes:
u.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

Comprehensive loss:
v.	Comprehensive loss:

The Company accounts for comprehensive loss in accordance with ASC No. 220, "Comprehensive Income". Comprehensive loss generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gains and losses from functional currency translation adjustments on behalf of subsidiaries whose functional currency has been determined to be their local currency.

Reclassifications:
w.	Reclassifications:

Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

For the year ended December 31, 2014, certain depreciation expenses that were previously reported as research and development, net, sales and marketing and general and administrative, in the amount of $121, $193 and $141, respectively, have been reclassified to cost of revenues in the consolidated statements of operations. For the year ended December 31, 2015, certain depreciation expenses that were previously reported as research and development, net, sales and marketing and general and administrative, in the amount of $88, $252 and $203, respectively, have been reclassified to cost of revenues in the consolidated statements of operations.

Certain amounts associated with the issuance of shares upon exercise of options, which were previously reported as an additional deficit under the accumulated deficit, in the amount of $89 and $42, have been reclassified to additional paid in capital under the statements of changes in shareholders’ equity for the years ended December 31, 2014 and 2015, respectively. The reclassification was also reflected on the balances of the accumulated deficit and additional paid in capital on the consolidated balance sheets as of December 31, 2015.

The Company reviewed the impact of these reclassifications and determined that the reclassifications were not material on the prior years’ consolidated financial statements.

Impact of recently issued accounting standards:

x.	Impact of recently issued accounting standards:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an ASU No. 2014-09 on revenue from contracts with customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. In 2015, the FASB issued guidance to defer the effective date to fiscal years beginning after December 15, 2017 with early adoption for fiscal years beginning after December 15, 2016.

In March, April, May and December 2016, the FASB issued additional updates regarding certain principal versus agent considerations, identifying performance obligations and licensing, various narrow scope improvements and technical corrections and improvements based on practical questions raised by users.

The standard requires revenue to be recognized when control of promised goods or services is transferred to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. The standard also provides guidance on the recognition of costs related to obtaining customer contracts. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the standard is applied only to the period of adoption and the cumulative effect of applying the standard would be recognized at the beginning of that period. The Company is currently evaluating the method of adoption of the new revenue standard and also the impact that the standard will have on its consolidated financial statements and related disclosures. The Company intends to adopt the new standard in the first quarter of 2018.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

In March 2016, FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update change the accounting for certain stock-based compensation transactions, including the income tax consequences and cash flow classification for applicable transactions. The Company will adopt this ASU on its effective date of January 1, 2017. The Company is currently evaluating the impact that this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The standard will become effective for us beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. Early adoption is permitted. The Company is currently evaluating the effect that the adoption of this ASU will have on its consolidated financial statements.

In 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The Company adopted the provisions of ASU 2014-15 for the year ended December 31, 2016.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this new guidance.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230)”, which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Company is currently evaluating the impact that this ASU will have on its consolidated financial statements.